Eaton Vance

Pennsylvania Municipal Income Fund

April 30, 2019

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Municipal Securities — 102.7%

Security	Principal Amount (000’s omitted)	Value
Cogeneration — 0.2%
Northampton County Industrial Development Authority, (Northampton Generating), (AMT), 5.00%, 12/31/23(1)	$1,323	$397,031

		$397,031

Education — 13.0%
Allegheny County Higher Education Building Authority, (Carnegie Mellon University), 5.00%, 8/1/27	$1,665	$2,075,989
Bucks County Industrial Development Authority, (George School), 5.00%, 9/15/34	1,000	1,011,250
Cumberland County Municipal Authority, (Dickinson College), 5.00%, 5/1/30	775	909,687
Cumberland County Municipal Authority, (Dickinson College), 5.00%, 5/1/31	1,145	1,333,066
Cumberland County Municipal Authority, (Dickinson College), 5.00%, 11/1/37	1,000	1,081,580
Delaware County Authority, (Haverford College), 5.00%, 10/1/42	1,470	1,710,374
Northeastern Pennsylvania Hospital and Education Authority, (Wilkes University), 5.00%, 3/1/24	1,055	1,153,832
Northeastern Pennsylvania Hospital and Education Authority, (Wilkes University), 5.00%, 3/1/25	510	564,917
Pennsylvania Higher Educational Facilities Authority, (Drexel University), 4.00%, 5/1/36	4,000	4,180,200
Pennsylvania Higher Educational Facilities Authority, (Drexel University), (LOC: TD Bank, N.A.), 2.22%, 5/1/30(2)	2,125	2,125,000
Pennsylvania State University, 5.00%, 9/1/34	1,585	1,877,448
Philadelphia Industrial Development Authority, (La Salle University), 5.00%, 5/1/29	795	906,849
State Public School Building Authority, (Northampton County Area Community College), 5.50%, 3/1/31	2,645	2,802,669
Union County Higher Educational Facilities Financing Authority, (Bucknell University), 5.00%, 4/1/37	2,000	2,164,840

		$23,897,701

Escrowed/Prerefunded — 12.8%
Chester County, Prerefunded to 7/15/19, 5.00%, 7/15/27	$790	$795,459
Chester County, Prerefunded to 7/15/19, 5.00%, 7/15/28	325	327,246
Chester County Health and Education Facilities Authority, (Jefferson Health System), Prerefunded to 5/15/20, 5.00%, 5/15/40	2,170	2,244,583
Dauphin County General Authority, (Pinnacle Health System), Prerefunded to 6/1/19, 6.00%, 6/1/29	2,015	2,022,153
Delaware County Regional Water Quality Control Authority, Prerefunded to 5/1/23, 5.00%, 5/1/33	1,750	1,975,155
Delaware River Port Authority of Pennsylvania and New Jersey, Prerefunded to 1/1/20, 5.00%, 1/1/35	775	792,732
Delaware River Port Authority of Pennsylvania and New Jersey, Prerefunded to 1/1/20, 5.00%, 1/1/40	415	424,495

Security	Principal Amount (000’s omitted)	Value
Franklin County Industrial Development Authority, (The Chambersburg Hospital), Prerefunded to 7/1/20, 5.375%, 7/1/42	$1,000	$1,042,740
Northampton County General Purpose Authority, (Lehigh University), Prerefunded to 5/15/19, 5.00%, 11/15/39	1,000	1,001,250
Pennsylvania Turnpike Commission, Prerefunded to 12/1/20, 5.45%, 12/1/35	4,220	4,472,525
South Fork Municipal Authority, (Conemaugh Health System), Prerefunded to 7/1/20, 5.50%, 7/1/29	1,500	1,565,370
Southeastern Pennsylvania Transportation Authority, Federal Grant Receipts, Prerefunded to 6/1/21, 5.00%, 6/1/28	600	641,574
Washington County Industrial Development Authority, (Washington and Jefferson College), Prerefunded to 5/1/20, 5.25%, 11/1/30	2,300	2,384,111
Westmoreland County Municipal Authority, Prerefunded to 8/15/23, 5.00%, 8/15/32	2,345	2,666,640
Wilkes-Barre Finance Authority, (University of Scranton), Prerefunded to 11/1/20, 5.00%, 11/1/35	1,000	1,049,340

		$23,405,373

General Obligations — 6.8%
Allegheny County, 5.00%, 11/1/43	$1,000	$1,176,750
Boyertown Area School District, 5.00%, 10/1/38	1,000	1,114,660
Chartiers Valley School District, 5.00%, 10/15/35	1,000	1,142,780
Chester County, 5.00%, 7/15/27	210	211,472
Chester County, 5.00%, 7/15/28	85	85,596
Delaware Valley Regional Finance Authority, 5.75%, 7/1/32	4,500	5,952,555
Hatboro-Horsham School District, 5.00%, 9/15/27	1,100	1,231,824
Owen J. Roberts School District, 5.00%, 5/15/28	535	599,072
Seneca Valley School District, 5.00%, 4/1/31	750	913,297

		$12,428,006

Hospital — 13.5%
Allegheny County Hospital Development Authority, (University of Pittsburgh Medical Center), 5.50%, 8/15/34	$3,000	$3,030,180
Centre County Hospital Authority, (Mount Nittany Medical Center), 5.00%, 11/15/30	505	583,093
Chester County Health and Education Facilities Authority, (Jefferson Health System), 5.00%, 5/15/40	770	789,789
Chester County Health and Education Facilities Authority, (Main Line Health System), 5.00%, 10/1/31	1,350	1,626,898
Dauphin County General Authority, (Pinnacle Health System), 6.00%, 6/1/29	2,205	2,212,012
Indiana County Hospital Authority, (Indiana Regional Medical Center), 6.00%, 6/1/39	1,345	1,464,961
Lancaster County Hospital Authority, (University of Pennsylvania Health System), 5.00%, 8/15/36	650	758,128
Lehigh County General Purpose Authority, (Lehigh Valley Health Network), 4.00%, 7/1/33	2,700	2,806,164
Lehigh County General Purpose Authority, (Lehigh Valley Health Network), 4.00%, 7/1/35	950	988,522
Lycoming County Authority, (Susquehanna Health System), 5.75%, 7/1/39	3,250	3,269,175
Pennsylvania Higher Educational Facilities Authority, (University of Pennsylvania Health System), 4.00%, 8/15/42	150	159,449
Pennsylvania Higher Educational Facilities Authority, (University of Pennsylvania Health System), 5.00%, 8/15/37	2,600	3,052,868
Pennsylvania Higher Educational Facilities Authority, (UPMC Health System), 5.00%, 5/15/31	2,550	2,630,401
Philadelphia Hospitals and Higher Education Facilities Authority, (Children’s Hospital of Philadelphia), 5.00%, 7/1/28	190	202,654
Southcentral Pennsylvania General Authority, (WellSpan Health Obligated Group), 5.00%, 6/1/36	1,000	1,202,890

		$24,777,184

Security	Principal Amount (000’s omitted)	Value
Housing — 0.5%
Pennsylvania Higher Educational Facilities Authority, (University Properties, Inc.), 5.00%, 7/1/35	$750	$812,302

		$812,302

Industrial Development Revenue — 2.0%
Luzerne County Industrial Development Authority, (Pennsylvania-American Water Co.), 5.50%, 12/1/39	$1,200	$1,225,692
Pennsylvania Economic Development Financing Authority, (Pennsylvania-American Water Co.), 6.20%, 4/1/39	1,000	1,003,370
Pennsylvania Economic Development Financing Authority, (Waste Management, Inc.), 2.15%, 11/1/21	1,500	1,500,000

		$3,729,062

Insured-Electric Utilities — 1.1%
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/34	$1,475	$1,587,410
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/35	340	365,061

		$1,952,471

Insured-Escrowed/Prerefunded — 15.3%
Erie School District, (NPFG), Escrowed to Maturity, 0.00%, 5/1/19	$2,500	$2,500,000
Erie School District, (NPFG), Escrowed to Maturity, 0.00%, 5/1/20	2,625	2,579,535
Erie School District, (NPFG), Escrowed to Maturity, 0.00%, 5/1/21	2,625	2,532,705
Erie School District, (NPFG), Escrowed to Maturity, 0.00%, 5/1/22	3,625	3,429,322
McKeesport Area School District, (AMBAC), Escrowed to Maturity, 0.00%, 10/1/25	2,320	2,039,396
State Public School Building Authority, (Harrisburg School District), (AGC), Prerefunded to 5/15/19, 4.75%, 11/15/33	2,000	2,002,320
State Public School Building Authority, (Harrisburg School District), (AGC), Prerefunded to 5/15/19, 5.00%, 11/15/33	1,335	1,336,669
State Public School Building Authority, (Harrisburg School District), (AGC), Prerefunded to 5/15/19, 5.00%, 11/15/33	335	335,419
State Public School Building Authority, (Harrisburg School District), (AGC), Prerefunded to 5/15/19, 5.00%, 11/15/33	330	330,413
Westmoreland County Municipal Authority, Series A, (FGIC), Escrowed to Maturity, 0.00%, 8/15/20	5,780	5,650,470
Westmoreland County Municipal Authority, Series C, (FGIC), Escrowed to Maturity, 0.00%, 8/15/20	5,400	5,278,986

		$28,015,235

Insured-General Obligations — 15.3%
Allentown City School District, (BAM), 5.00%, 6/1/31	$500	$573,060
Allentown City School District, (BAM), 5.00%, 6/1/32	1,000	1,141,960
Allentown City School District, (BAM), 5.00%, 6/1/33	1,000	1,137,620
Bethlehem Area School District, (BAM), 5.00%, 8/1/32	1,500	1,734,900
Cambria County, (BAM), 5.00%, 8/1/30	3,320	3,748,579
Coatesville Area School District, (AGM), 5.00%, 8/1/25	300	344,484
Elizabeth Forward School District, (NPFG), 0.00%, 9/1/21	2,170	2,058,506
Elizabeth Forward School District, (NPFG), 0.00%, 9/1/22	2,170	2,009,854
Elizabeth Forward School District, (NPFG), 0.00%, 9/1/23	2,170	1,959,358
Erie School District, (AGM), 4.00%, 4/1/33(3)	1,000	1,084,670
Hazelton School District, (NPFG), 0.00%, 3/1/21	4,000	3,831,880
Hopewell School District, (AGM), 0.00%, 9/1/22	1,000	929,560
Hopewell School District, (AGM), 0.00%, 9/1/26	1,000	836,890

Security	Principal Amount (000’s omitted)	Value
Lake-Lehman School District, (NPFG), 0.00%, 4/1/26	$1,315	$1,115,830
Luzerne County, (AGM), 5.00%, 11/15/29	1,000	1,155,470
McKeesport Area School District, (AGM), 5.00%, 3/1/38	60	65,028
McKeesport Area School District, (AMBAC), 0.00%, 10/1/25	1,100	935,429
Montour School District, (AGM), 5.00%, 4/1/32	1,000	1,144,770
Montour School District, (AGM), 5.00%, 4/1/33	1,960	2,237,085

		$28,044,933

Insured-Hospital — 1.3%
Allegheny County Hospital Development Authority, (UPMC Health System), (NPFG), 6.00%, 7/1/24	$2,000	$2,389,940

		$2,389,940

Insured-Lease Revenue/Certificates of Participation — 7.0%
Commonwealth Financing Authority, (AGC), 5.00%, 6/1/31	$1,000	$1,002,350
State Public School Building Authority, (Philadelphia School District), (AGM), 5.50%, 6/1/28(4)	6,250	7,720,562
State Public School Building Authority, (Philadelphia School District), (AGM), 5.50%, 6/1/28	3,250	4,014,693

		$12,737,605

Insured-Special Tax Revenue — 1.1%
Puerto Rico Infrastructure Financing Authority, (BHAC), (FGIC), 5.50%, 7/1/20	$2,000	$2,072,920

		$2,072,920

Insured-Transportation — 2.3%
Pennsylvania Turnpike Commission, (AGM), 6.375%, 12/1/38	$2,000	$2,586,040
Puerto Rico Highway and Transportation Authority, (AGC), 5.50%, 7/1/31	1,500	1,672,020

		$4,258,060

Insured-Water and Sewer — 1.8%
Allegheny County Sanitary Authority, (BAM), 5.00%, 12/1/28	$1,000	$1,126,060
Westmoreland County Municipal Authority, (FGIC), 0.00%, 8/15/19	2,235	2,221,657

		$3,347,717

Lease Revenue/Certificates of Participation — 1.5%
Commonwealth Financing Authority, Tobacco Master Settlement Payment Revenue, 5.00%, 6/1/34	$2,405	$2,827,655

		$2,827,655

Senior Living/Life Care — 3.3%
Cumberland County Municipal Authority, (Diakon Lutheran Social Ministries), 5.00%, 1/1/31	$500	$577,235
Cumberland County Municipal Authority, (Diakon Lutheran Social Ministries), 5.00%, 1/1/39	2,000	2,238,240
Franklin County Industrial Development Authority, (Menno-Haven, Inc.), 5.00%, 12/1/33	455	498,289
Lancaster County Hospital Authority, (Brethren Village), 5.125%, 7/1/37	1,265	1,340,609
Lancaster Industrial Development Authority, (Garden Spot Village), 5.375%, 5/1/28	300	325,002
Montgomery County Industrial Development Authority, (Whitemarsh Continuing Care Retirement Community), 5.00%, 1/1/33	1,000	1,043,240

		$6,022,615

Security	Principal Amount (000’s omitted)	Value
Special Tax Revenue — 0.4%
Puerto Rico Sales Tax Financing Corp., 0.00%, 7/1/24	$20	$16,829
Puerto Rico Sales Tax Financing Corp., 0.00%, 7/1/27	34	25,532
Puerto Rico Sales Tax Financing Corp., 0.00%, 7/1/29	34	22,801
Puerto Rico Sales Tax Financing Corp., 0.00%, 7/1/31	43	25,688
Puerto Rico Sales Tax Financing Corp., 0.00%, 7/1/33	49	26,234
Puerto Rico Sales Tax Financing Corp., 0.00%, 7/1/46	463	106,888
Puerto Rico Sales Tax Financing Corp., 0.00%, 7/1/51	377	65,078
Puerto Rico Sales Tax Financing Corp., 4.50%, 7/1/34	36	36,610
Puerto Rico Sales Tax Financing Corp., 4.55%, 7/1/40	18	17,687
Puerto Rico Sales Tax Financing Corp., 4.75%, 7/1/53	132	126,403
Puerto Rico Sales Tax Financing Corp., 5.00%, 7/1/58	334	330,012

		$799,762

Transportation — 2.3%
Pennsylvania Economic Development Financing Authority, (Amtrak), (AMT), 5.00%, 11/1/41	$1,960	$2,101,473
Philadelphia, Airport Revenue, (AMT), 5.00%, 6/15/27	815	862,946
Philadelphia, Airport Revenue, (AMT), 5.00%, 7/1/37	1,000	1,152,410

		$4,116,829

Water and Sewer — 1.2%
Chester Water Authority, 5.00%, 12/1/35	$795	$914,616
Philadelphia, Water and Wastewater Revenue, 5.00%, 1/1/36	1,250	1,304,537

		$2,219,153

Total Tax-Exempt Municipal Securities — 102.7% (identified cost $177,867,282)		$188,251,554

Taxable Municipal Securities — 0.2%

Security	Principal Amount (000’s omitted)	Value
Cogeneration — 0.1%
Northampton County Industrial Development Authority, (Northampton Generating), 5.00%, 12/31/23(1)	$280	$83,975

		$83,975

Special Tax Revenue — 0.1%
Puerto Rico Sales Tax Financing Corp., 4.55%, 7/1/40	$183	$163,327
Puerto Rico Sales Tax Financing Corp., 4.75%, 7/1/53	5	4,346
Puerto Rico Sales Tax Financing Corp., 5.00%, 7/1/58	73	64,649

		$232,322

Total Taxable Municipal Securities — 0.2% (identified cost $497,454)		$316,297

Trust Units — 0.2%

Security	Notional Amount (000’s omitted)	Value
Insured-Special Tax Revenue — 0.2%
COFINA Series 2007A Senior Bonds Due 2045 National Custodial Trust (non-taxable), 8/1/45(5)	$300	$252,981
COFINA Series 2007A Senior Bonds Due 2045 National Custodial Trust (taxable), 8/1/45(5)	99	81,421

Total Trust Units — 0.2% (identified cost $312,388)		$334,402

Total Investments — 103.1% (identified cost $178,677,124)		$188,902,253

Other Assets, Less Liabilities — (3.1)%		$(5,643,925)

Net Assets — 100.0%		$183,258,328

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

The Fund invests primarily in debt securities issued by Pennsylvania municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at April 30, 2019, 44.0% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 1.1% to 14.1% of total investments.

(1)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion.

(2)

Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarketing agent and represents the rate in effect at April 30, 2019.

(3)	When-issued security.

(4)	Security represents the municipal bond held by a trust that issues residual interest bonds.

(5)

Security was received in connection with the restructuring of an insured zero-coupon bond issued by the Puerto Rico Sales Tax Financing Corporation (“COFINA”) (the “Original Bond”). The notional amount of the combined taxable and tax-exempt trust units reflects the accreted amount of the Original Bond from original issuance through the restructuring date. Each trust certificate represents an ownership interest in various coupon paying and zero-coupon COFINA bonds and potential insurance payments pursuant to an insurance policy with National Public Finance Guarantee Corporation. The trust units have no stated coupon interest rate but accrete income to maturity at the annual rate of approximately 5.04%, the same rate as the Original Bond.

Abbreviations:

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BAM	-	Build America Mutual Assurance Co.

BHAC	-	Berkshire Hathaway Assurance Corp.

FGIC	-	Financial Guaranty Insurance Company

LOC	-	Letter of Credit

NPFG	-	National Public Finance Guarantee Corp.

The Fund did not have any open derivative instruments at April 30, 2019.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2019, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Securities	$—	$188,251,554	$—	$188,251,554
Taxable Municipal Securities	—	316,297	—	316,297
Trust Units	—	334,402	—	334,402
Total Investments	$—	$188,902,253	$—	$188,902,253

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.